Non-Controlling Interest (NCI) - Summary of Non Controlling Interest (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non Controlling Interest [Line Items]
Current assets	$ 9,367,484	$ 7,840,207	$ 8,980,159
Non-current liabilities	(16,231,795)	(15,605,829)	(15,145,616)
Current liabilities	(4,676,566)	(2,172,523)	(2,295,147)
Revenues	16,226,021	14,122,890	12,365,918
Profit	5,454,742	5,138,631	4,731,081
OCI	(442,938)	(103,730)	(229,096)
Total comprehensive income	5,011,804	5,034,901	4,501,985
Profit allocated to NCI	94,590	101,263	81,961
Net cash provided by operating activities	8,164,057	7,235,619	6,168,702
Net cash provided by investment activities	(2,586,095)	(2,550,411)	(1,938,575)
Net cash used in financing activities	(4,231,529)	(6,166,694)	(1,687,316)
Increase (decrease) in cash and cash equivalents	$ 1,348,736	$ (1,578,686)	$ 2,542,005
Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Non Controlling Interest [Line Items]
NCI percentage	25.50%	25.50%	25.50%
Non-current assets	$ 5,683,939	$ 5,924,963	$ 5,610,289
Current assets	746,038	784,583	1,505,069
Non-current liabilities	(1,847,337)	(2,041,456)	(1,840,532)
Current liabilities	(499,225)	(498,817)	(1,162,848)
Net assets	4,083,415	4,169,273	4,111,978
Net assets attributable to NCI	1,041,271	1,063,165	1,048,554
Revenues	2,413,596	2,509,511	1,852,687
Profit	370,943	397,110	321,416
OCI	(260,464)	(103,569)	(225,169)
Total comprehensive income	110,479	293,541	96,247
Profit allocated to NCI	94,590	101,263	81,961
OCI allocated to NCI	(19,813)	(2,889)	(31,635)
Net cash provided by operating activities	673,696	772,358	625,619
Net cash provided by investment activities	(69,268)	(642,014)	(122,417)
Net cash used in financing activities	(124,059)	(137,040)	(202,264)
Increase (decrease) in cash and cash equivalents	$ 480,368	$ (6,696)	$ 300,938